Cover	May 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	Palantir Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39540
Entity Tax Identification Number	68-0551851
Entity Address, Address Line One	19505 Biscayne Blvd., Suite 2350
Entity Address, City or Town	Aventura
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33180
City Area Code	(720)
Local Phone Number	358-3679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	PLTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001321655
Amendment Flag	false